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US Legal Services

Nicole L. Molleur

Paralegal

(860) 723-2256

Fax: (860) 723-2215

nicole.molleur@us.ing.com

VIA EDGARLINK

December 19, 2005

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a) and 401(k)
File Nos.: 333-01107* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplements to the Contract Prospectus and Contract Prospectus Summary contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 ("Amendment No. 42") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 42 of the Registrant’s Registration Statement on Form N-4 which was declared effective on December 16, 2005. The text of Amendment No. 42 was filed electronically on December 16, 2005.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at (860) 723-2239.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Paralegal

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

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